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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Select Global Equity Fund

Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Select Global Equity Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 99 .2%
Austria 1.0%
Erste Group Bank AG 62,035 8,109,406
Belgium 1.2%
Anheuser-Busch InBev SA 108,806 9,450,233
France 2.3%
Safran SA 47,725 18,755,032
Germany 2.7%
E.ON SE 451,528 9,727,385
Siemens AG 37,031 12,133,072
Total 21,860,457
Greece 1.1%
National Bank of Greece SA 485,659 9,087,187
Italy 1.2%
UniCredit SpA 102,002 9,619,995
Japan 5.1%
Hitachi Ltd. 275,500 9,028,283
Keyence Corp. 30,500 15,298,391
Konami Group Corp. 76,300 9,828,929
Sumitomo Electric Industries Ltd. 548,800 7,263,418
Total 41,419,021
Netherlands 2.9%
ASML Holding NV 14,524 23,934,752
South Korea 1.1%
Samsung Electronics Co. Ltd. 51,019 8,880,101
Taiwan 8.6%
Delta Electronics, Inc. 138,000 6,789,271
Taiwan Semiconductor Manufacturing Co. Ltd. 855,000 63,240,279
Total 70,029,550
United Kingdom 2.0%
Compass Group PLC 242,723 7,707,876
Weir Group PLC 237,546 8,475,001
Total 16,182,877
United States 70.0%
Alphabet, Inc., Class A 112,558 40,085,281
Amazon.com, Inc.
(a)
145,986 39,646,879
Arista Networks, Inc.
(a)
25,170 4,539,410
Baker Hughes Co. 156,269 9,452,711
Boston Scientific Corp.
(a)
183,758 8,587,011
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Cardinal Health, Inc. 38,283 8,806,238
CRH PLC 116,115 11,032,086
Dexcom, Inc.
(a)
123,642 10,317,926
DoorDash, Inc., Class A
(a)
22,264 4,367,306
Eli Lilly & Co. 11,227 12,898,027
Experian PLC 148,758 5,612,597
Hilton Worldwide Holdings, Inc. 28,235 9,049,035
Howmet Aerospace, Inc. 127,819 36,078,191
Insmed, Inc.
(a)
40,319 3,975,453
Intuitive Surgical, Inc.
(a)
13,568 4,793,981
Lam Research Corp. 212,293 62,206,095
Linde PLC 60,460 28,922,855
Mastercard, Inc., Class A 66,245 37,965,009
Microsoft Corp. 73,444 34,130,896
NVIDIA Corp. 319,014 64,042,060
Schneider Electric SE 28,417 9,547,694
Thermo Fisher Scientific, Inc. 31,724 18,219,093
TJX Cos., Inc. 94,257 14,830,396
Visa, Inc., Class A 69,305 25,374,640
Walmart, Inc. 141,299 15,712,449
Western Digital Corp. 81,919 44,632,748
Williams Cos., Inc. 120,338 8,608,981
Total 573,435,048
Total Common Stocks
(Cost $ 376,512,986 ) 810,763,659
1 1
. Shares
.
Value ($)
Money Market Funds 0 .9%
Columbia Short-Term Cash Fund, 3.813%
(b),(c)
7,737,634 7,732,992
1 1 1
Total Money Market Funds
(Cost $ 7,732,218 ) 7,732,992
Total Investments in Securities
(Cost $ 384,245,204 ) 818,496,651
Other Assets & Liabilities, Net (889,680)
Net Assets 817,606,971

Portfolio of Investments
(continued)
Columbia Select Global Equity Fund, July 31, 2026 (Unaudited)
Columbia Select Global Equity Fund | 2026
3
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
5,327,653
265,408,095
(263,002,723)
(33)
7,732,992
—
229
305,395
7,737,634
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:

3QT155_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.